Income taxes (Details) - CAD CAD in Thousands		12 Months Ended
	Mar. 08, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Current income tax expense		CAD 0	CAD 0
Deferred income tax expense (recovery)	CAD 1,300	37,285	(4,614)
Income tax expense (recovery)		CAD 37,285	CAD (4,614)